27 Benefits offered to team members (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Balance at beginning of year	R$ 81,342	R$ 67,993	R$ 46,415
Actual return on plan assets	15,791	14,329	(3,200)
Employer contributions		285	20,544
Benefits paid	(4,973)	(3,966)	(3,712)
Exchange variation	23,715	2,701	7,868
Balance at the end of the year	R$ 115,875	R$ 81,342	R$ 67,993